Commitments and Contingencies - Future Minimal Lease and Rental Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 2,352
2017	2,240
2018	1,505
2019	1,397
2020	0
Total	$ 7,494